New Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements

In March 2013, the Financial Accounting Standards Board ("FASB") issued new guidance on the accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or group of assets within a foreign entity or of an investment in a foreign entity. Under this new guidance, the release of cumulative translation adjustments into net income is required when an entity ceases to have a controlling financial interest resulting in the complete or substantially complete liquidation of a subsidiary or group of assets within a foreign entity. This guidance is effective prospectively for fiscal years beginning after December 15, 2013, with early adoption permitted. The Company has adopted this guidance effective January 1, 2013, and determined that it did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued new guidance on the disclosure requirements for items reclassified out of accumulated other comprehensive income. Under this new guidance, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The Company adopted this guidance effective January 1, 2013. The adoption of this guidance does not change the current requirements for reporting net income or other comprehensive income, and did not have a material impact on the Company's consolidated financial position, results of operations or cash flows. See Note 24, "Accumulated Other Comprehensive Income (Loss)," for the required disclosure.

New Accounting Pronouncements
New Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board ("FASB") issued new guidance on the required disclosures related to an entity’s ability to continue as a going concern. The guidance requires management to evaluate, at each interim and annual reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued, and provide related disclosures. This guidance is effective for annual periods ending after December 15, 2016, and for each annual and interim period thereafter with early adoption permitted. The Company plans to adopt this new guidance effective December 31, 2016. The Company does not believe the adoption of this guidance will have a material impact on the condensed consolidated financial statements.

In June 2014, the FASB issued new guidance on certain share-based payment awards, which clarifies the treatment of performance targets that can be met after the requisite service period of a share-based payment award. Under the new guidance, an entity should treat the performance targets that can be met after the requisite period of service as performance conditions that affect vesting. This guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. The Company plans to adopt this new guidance effective January 1, 2016. The Company does not believe the adoption of this guidance will have a material impact on the condensed consolidated financial statements.

In May 2014, the FASB issued new guidance on recognizing revenue from contracts with customers. Under this guidance, an entity will recognize revenue when it transfers promised goods or services to the customer in the amount that reflects what it expects in exchange for the goods or services. This guidance also requires more detailed disclosures to enable users of the financial statements to understand the nature, amount, timing and uncertainty of the revenue and cash flow arising from contracts with customers. This guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption not permitted. This guidance allows the option of either a full retrospective adoption, meaning the guidance is applied to all periods presented, or a modified retrospective adoption, meaning the guidance is applied only to the most current period. The Company is currently evaluating the impact of this guidance on the condensed consolidated financial statements and determining which transition method to use.

In April 2014, the FASB issued new guidance on the presentation of discontinued operations, which modifies the requirements for disposals to qualify as discontinued operations and expands related disclosure requirements. This guidance is effective prospectively for interim and annual periods beginning after December 15, 2014, with early adoption permitted for disposals that have not been reported in financial statements previously issued or available for issuance. The Company plans to adopt this new guidance effective January 1, 2015. The adoption of this guidance may impact whether future disposals qualify as discontinued operations and, therefore, could impact the Company’s financial statement presentation and disclosures.